Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The purchase price allocation of million was as follows:

Fair value of equity consideration, 506,423 common shares	$9,792,000
Liability assumed: notes payable	158,000
Total purchase price consideration	$9,950,000

Tangible assets
Net working capital (1)	$6,664,000
Deferred revenue	(2,300,000)
Property and equipment	376,000

Intangible assets (2)
Customer contracts	1,200,000
Trade name	600,000
Goodwill	3,410,000

Total allocation of purchase price consideration	$9,950,000

(1) Net working capital consisted of cash of $4,947,000; accounts receivable and contract assets of $3,934,000; other assets of $317,000; accounts payable and accrued liabilities of $2,534,000.

(2) The useful lives related to the acquired customer relationships and trade name were expected to be approximately 10 years.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities were excluded from weighted average diluted common shares outstanding because their inclusion would have been antidilutive.

	As of December 31,
	2019	2018
Common stock equivalents:
Common stock options	380,396	302,773
Series A, H-1, H-3, H-4, H-5, I, J, K and Merger common stock purchase warrants	4,300,560	863,084
Series H, H-3, H-4, H-5 Convertible Preferred Stock	3,900,354	1,796,251
Restricted shares (unvested)	-	244,643
Totals	8,581,310	3,206,751